PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	9 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY’S PRINCIPAL SUBSIDIARIES

As of December 31, 2024, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	88%	Vehicle sales
Youfang (Beijing) Information Technology Co., Ltd.	Beijing	March 25, 2016	100%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales